Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
VIEs accounted percentage	100.00%
Cash and cash equivalents	$ 726,512	$ 1,041,909
Impairment charge	404,884
Recognized revenue	$ 166,760	$ 977,054	$ 784,530
Operating segment (in segment) | segment	1
Reportable segment (in segment) | segment	1
VIEs [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Total asset percentage	46.00%	57.00%
Total Liabilities percentage	100.00%	100.00%